Variable interest entities - operation results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable interest entities
Total revenues	¥ 192,379,918	$ 27,096,145	¥ 140,791,683	¥ 173,827,382
Net income (loss)	535,062	75,362	(23,782,511)	(49,334,578)
Net cash provided by operating activities	7,638,352	1,075,839	(9,554,309)	(13,413,860)
Net cash provided by (used in) investing activities	(4,479,952)	(630,988)	(11,028,110)	1,144,684
Net cash provided by (used in) financing activities	3,538,244	$ 498,351	(3,545,356)	35,191,482
VIE
Variable interest entities
Total revenues	181,926,012		132,237,619	168,311,395
Net income (loss)	1,066,970		(297,389)	(5,957,049)
Net cash provided by operating activities	17,154,763		4,628,428	1,631,994
Net cash provided by (used in) investing activities	774,580		(438,285)	2,688,546
Net cash provided by (used in) financing activities	¥ (8,458,127)		¥ (16,499,234)	¥ 4,505,606